Short-term Investments	12 Months Ended
Dec. 31, 2024
Cash and Cash Equivalents [Abstract]
Short-term Investments

Note 6 — Short-term Investments

Short-term Investments consist of the following:

	December 31, 2023	December 31, 2024	December 31, 2024
	RMB	RMB	USD
Wealth management product	-	725,664,686	100,949,403

During the year ended December 31, 2024, the Company invested a total of RMB 682,969,884 (USD 95,010,000). The fair value change resulted in income of RMB 42,298,644 (USD 5,939,403).